Derivative Financial Instruments And Certain Hedging Activities (Impact Of Derivative Instruments On Consolidated Balance Sheets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Derivative [Line Items]
Total Asset Derivatives	$ 0.6		$ 3.1
Total Liability Derivatives	16.3		20.8
Designated As Hedging Instrument [Member]
Derivative [Line Items]
Total Asset Derivatives	0.3		0.5
Total Liability Derivatives	13.6		17.8
Designated As Hedging Instrument [Member] | Foreign Currency Forwards [Member] | Accrued Expenses [Member]
Derivative [Line Items]
Total Liability Derivatives	0.1
Designated As Hedging Instrument [Member] | Natural Gas Forwards [Member] | Accrued Expenses [Member]
Derivative [Line Items]
Total Liability Derivatives			0.8
Designated As Hedging Instrument [Member] | Cross Currency Swaps [Member] | Other Current Assets [Member]
Derivative [Line Items]
Total Asset Derivatives	0.3	[1]	0.5	[1]
Designated As Hedging Instrument [Member] | Cross Currency Swaps [Member] | Other Noncurrent Liabilities [Member]
Derivative [Line Items]
Total Liability Derivatives	13.5	[1]	17.0	[1]
Derivatives Not Designated As Hedges [Member]
Derivative [Line Items]
Total Asset Derivatives	0.3		2.6
Total Liability Derivatives	2.7		3.0
Derivatives Not Designated As Hedges [Member] | Foreign Currency Forwards [Member] | Other Current Assets [Member]
Derivative [Line Items]
Total Asset Derivatives	0.3		2.6
Derivatives Not Designated As Hedges [Member] | Foreign Currency Forwards [Member] | Accrued Expenses [Member]
Derivative [Line Items]
Total Liability Derivatives	$ 2.7		$ 3.0

[1]	Ten year cross currency swap.